                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Christopher Argyrople

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 28-10513

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Financial Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               February 10, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       105

Form 13F Information Table Value Total:   $   33,996
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------

ADTRAN Inc                          OTC EQ        00738A106     $201        10,500     SH          SHARED       NONE       10,500
AMIS Holdings Inc                   OTC EQ        031538101     $349        21,150     SH          SHARED       NONE       21,150
AMN Healthcare Services Inc         COMMON        001744101     $796        50,000     SH          SHARED       NONE       50,000
Actel Corporation                   OTC EQ        004934105     $505        28,800     SH          SHARED       NONE       28,800
Agrium Inc                          COMMON        008916108     $281        16,700     SH          SHARED       NONE       16,700
Airtran Holdings Inc                COMMON        00949P108     $294        27,500     SH          SHARED       NONE       27,500
Alamosa Holdings Inc                OTC EQ        011589108     $444        35,600     SH          SHARED       NONE       35,600
Allied Waste Industries Inc         OTC EQ        019589308     $186        20,000     SH          SHARED       NONE       20,000
AmerUs Group Co                     COMMON        03072M108     $371         8,200     SH          SHARED       NONE        8,200
American Safety Ins Holdings Ltd    COMMON        2406167US     $252        15,400     SH          SHARED       NONE       15,400
AmerisourceBergen Corporation       COMMON        03073E105     $358         6,100     SH          SHARED       NONE        6,100
Apria Healthcare Group Inc          COMMON        037933108     $507        15,400     SH          SHARED       NONE       15,400
Arlington Tankers Ltd               COMMON        B03Q929US     $287        12,500     SH          SHARED       NONE       12,500
Artesyn Technologies Inc            OTC EQ        043127109     $699        61,900     SH          SHARED       NONE       61,900
Aspen Technology Inc                OTC EQ        045327103     $447        72,000     SH          SHARED       NONE       72,000
Assured Guaranty Ltd                COMMON        B00V7H8US     $559        28,400     SH          SHARED       NONE       28,400
Astro-Med Inc                       OTC EQ        04638F108     $321        37,200     SH          SHARED       NONE       37,200
BASF AG                             COMMON        055262505     $367         5,100     SH          SHARED       NONE        5,100
Beverly Enterprises                 COMMON        087851309     $167        18,200     SH          SHARED       NONE       18,200
CTS Corporation                     COMMON        126501105     $190        14,300     SH          SHARED       NONE       14,300
Captiva Software Corp               OTC EQ        14073T109     $724        71,100     SH          SHARED       NONE       71,100
Champion Enterprises Inc            COMMON        158496109     $243        20,600     SH          SHARED       NONE       20,600
Colgate-Palmolive Co                COMMON        194162103     $665        13,000     SH          SHARED       NONE       13,000
Companhia Vale do Rio Doce          COMMON        204412209     $339        11,700     SH          SHARED       NONE       11,700
Concord Communications Inc          OTC EQ        206186108     $177        16,000     SH          SHARED       NONE       16,000
Consol Energy Inc                   COMMON        20854P109     $1,018      24,800     SH          SHARED       NONE       24,800
Cymer Inc                           OTC EQ        232572107     $387        13,100     SH          SHARED       NONE       13,100
Dobson Communications Corp          OTC EQ        256069105     $124        72.000     SH          SHARED       NONE       72,000
Dot Hill Systems Corp               OTC EQ        25848T109     $251        32,000     SH          SHARED       NONE       32,000
Emulex Corp                         COMMON        292475209     $365        21,700     SH          SHARED       NONE       21,700
Exar Corporation                    OTC EQ        300645108     $193        13,600     SH          SHARED       NONE       13,600
ExpressJet Holdings                 COMMON        30218U108     $380        29,500     SH          SHARED       NONE       29,500
Freeport-McMoRan Copper & Gold Inc  COMMON        35671D857     $233         6,100     SH          SHARED       NONE        6,100
GATX Corporation                    COMMON        361448103     $588        19,900     SH          SHARED       NONE       19,900
GSI Lumonics Inc                    OTC EQ        36229U102     $253        22,000     SH          SHARED       NONE       22,000
Goody's Family Clothing Inc         OTC EQ        382588101     $596        65,200     SH          SHARED       NONE       65,200
Health Net Inc                      COMMON        42222G108     $263         9,100     SH          SHARED       NONE        9,100
Holly Corporation                   COMMON        435758305     $33          1,200     SH          SHARED       NONE        1,200
Hypercom Corp                       COMMON        44913M105     $237        40,000     SH          SHARED       NONE       40,000
IXYS Corporation                    OTC EQ        46600W106     $351        34,000     SH          SHARED       NONE       34,000
Imperial Chemical Industries        COMMON        452704505     $439        23,800     SH          SHARED       NONE       23,800
InFocus Corp                        OTC EQ        45665B106     $229        25,000     SH          SHARED       NONE       25,000
Interline Brands Inc                COMMON        458743101     $264        15,000     SH          SHARED       NONE       15,000
IntraLase Corp                      OTC EQ        461169104     $470        20,000     SH          SHARED       NONE       20,000
J Jill Group Inc/The                OTC EQ        466189107     $292        19,600     SH          SHARED       NONE       19,600
Jameson Inns Inc                    OTC EQ        470457102     $414       210,000     SH          SHARED       NONE      210,000
Kimball International Inc           OTC EQ        494274103     $301        20,300     SH          SHARED       NONE       20,300
Lufkin Industries Inc               OTC EQ        549764108     $297         7,500     SH          SHARED       NONE        7,500
MAPICS Inc                          OTC EQ        564910107     $157        14,900     SH          SHARED       NONE       14,900
Magnetek Inc                        COMMON        559424106     $210        30,500     SH          SHARED       NONE       30,500
Merit Medical Systems Inc           OTC EQ        589889104     $168        11,000     SH          SHARED       NONE       11,000
NBTY Inc                            COMMON        628782104     $187         7,800     SH          SHARED       NONE        7,800
NOVA Chemicals Corp                 COMMON        66977W109     $1,329      28,100     SH          SHARED       NONE       28,100
Navigators Group Inc                OTC EQ        638904102     $265         8,800     SH          SHARED       NONE        8,800
Nexen Inc                           COMMON        65334H102     $203         5,000     SH          SHARED       NONE        5,000
Olin Corporation                    COMMON        680665205     $687        31,200     SH          SHARED       NONE       31,200
Par Pharmaceutical Companies Inc    COMMON        69888P106     $298         7,200     SH          SHARED       NONE        7,200
Park Electrochemical Corp           COMMON        700416209     $557        25,700     SH          SHARED       NONE       25,700
Pediatrix Medical Group Inc         COMMON        705324101     $295         4,600     SH          SHARED       NONE        4,600
Pep Boys - Manny Moe & Jack Inc     COMMON        713278109     $188        11,000     SH          SHARED       NONE       11,000
Performance Technologies Inc        OTC EQ        71376K102     $331        35,600     SH          SHARED       NONE       35,600
Quanta Services Inc                 COMMON        74762E102     $263        32,900     SH          SHARED       NONE       32,900
Quantum Fuel Systems Technologies   OTC EQ        74765E109     $208        34,500     SH          SHARED       NONE       34,500
Radisys Corp                        OTC EQ        750459109     $547        28,000     SH          SHARED       NONE       28,000
Richardson Electronics              OTC EQ        763165107     $135        12,700     SH          SHARED       NONE       12,700
Rimage Corporation                  OTC EQ        766721104     $191        11,900     SH          SHARED       NONE       11,900
Rotech Healthcare Inc               OTC EQ        778669101     $753        26,900     SH          SHARED       NONE       26,900
SPSS Inc                            OTC EQ        78462K102     $242        15,500     SH          SHARED       NONE       15,500
STATS ChipPAC Ltd                   OTC EQ        85771T104     $311        50,700     SH          SHARED       NONE       50,700
SYKES Enterprises Inc               OTC EQ        871237103     $250        36,000     SH          SHARED       NONE       36,000
Saga Communications Inc             COMMON        786598102     $305        18,100     SH          SHARED       NONE       18,100
Scientific-Atlanta Inc              COMMON        808655104     $442        13,400     SH          SHARED       NONE       13,400
Sensient Technologies Corp          COMMON        81725T100     $453        18,900     SH          SHARED       NONE       18,900
Shire Pharma Group PLC              OTC EQ        82481R106     $320        10,000     SH          SHARED       NONE       10,000
Specialty Underwriter's Alliance    OTC EQ        84751T309     $285        30,000     SH          SHARED       NONE       30,000
Sprint Corp                         COMMON        852061100     $358        14,400     SH          SHARED       NONE       14,400
Steiner Leisure Ltd                 OTC EQ        2784692US     $332        11,100     SH          SHARED       NONE       11,100
Superior Essex Inc                  OTC EQ        86815V105     $385        20,500     SH          SHARED       NONE       20,500
Synplicity Inc                      OTC EQ        87160Y108     $292        48,800     SH          SHARED       NONE       48,800
TRW Automotive Holdings             COMMON        87264S106     $277        13,400     SH          SHARED       NONE       13,400
Talk America Holdings Inc           OTC EQ        87426R202     $185        28,000     SH          SHARED       NONE       28,000
Tarragon Corporation                OTC EQ        876287103     $320        17,900     SH          SHARED       NONE       17,900
Telekomunikasi Indonesia Tbk PT     COMMON        715684106     $391        18,600     SH          SHARED       NONE       18,600
Todco                               COMMON        88889T107     $204        11,100     SH          SHARED       NONE       11,100
Triad Hospitals Inc                 COMMON        89579K109     $335         9,000     SH          SHARED       NONE        9,000
Twin Disc Inc                       OTC EQ        901476101     $261        10,200     SH          SHARED       NONE       10,200
US Xpress Enterprises Inc           OTC EQ        90338N103     $352        12,000     SH          SHARED       NONE       12,000
USF Corp                            OTC EQ        91729Q101     $296         7,800     SH          SHARED       NONE        7,800
Universal Health Services           COMMON        913903100     $200         4,500     SH          SHARED       NONE        4,500
Viacom Inc                          COMMON        925524100     $274         7,400     SH          SHARED       NONE        7,400
WESCO International Inc             COMMON        95082P105     $593        20,000     SH          SHARED       NONE       20,000
Wabtec Corporation                  COMMON        929740108     $514        24,100     SH          SHARED       NONE       24,100
Warren Resources Inc                OTC EQ        93564A100     $364        40,000     SH          SHARED       NONE       40,000
Webzen Inc                          OTC EQ        94846M102     $19          2,900     SH          SHARED       NONE        2,900
Wireless Facilities Inc             OTC EQ        97653A103     $245        26,000     SH          SHARED       NONE       26,000
iPass Inc                           OTC EQ        46261V108     $212        28,600     SH          SHARED       NONE       28,600
Parlex Corporation Preferred Stock  PREFERRED     701630105     $195         2,500     SH          SHARED       NONE        2,500
Wilson Greatbatch Tech Feb 22.5     PUT OP        9722328NX     $13         10,000          PUT    SHARED       NONE       10,000
Grant Prideco Jan 05 20             PUT OP        38821G8MD     $7          10,000          PUT    SHARED       NONE       10,000
Navarre Corp Jan 15                 PUT OP        6392088MC     $2          10,000          PUT    SHARED       NONE       10,000
Retek Inc Feb 5                     PUT OP        76128Q8NA     $3          10,000          PUT    SHARED       NONE       10,000
Retek Inc Feb 7.5                   PUT OP        76128Q8NU     $20         12,000          PUT    SHARED       NONE       12,000
TJX Companies Jan 25                PUT OP        8725408ME     $5          10,000          PUT    SHARED       NONE       10,000
XLB Mat Select Sector SPDR Jan 31   PUT OP        81369Y8ME     $13         10,000          PUT    SHARED       NONE       10,000
Infocus Corp Jan 5                  CALL OP       45665B9AA     $42         10,000          CALL   SHARED       NONE       10,000

                                                              $33,996




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